Submission	Sep. 25, 2026
Submission [Line Items]
Central Index Key	0002085659
Registrant Name	Silicon Valley Acquisition Corp.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES